Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill and Other Intangible Assets

10. Goodwill and Other Intangible Assets

Intangible assets other than goodwill at March 31, 2012 and 2011 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2012			2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥34,221	¥(19,759)	¥14,462	¥33,367	¥(17,531)	¥15,836	$417,329	$(240,963)	$176,366
Leasehold	8,834	(1,818)	7,016	8,926	(1,585)	7,341	107,732	(22,171)	85,561
Other	34,898	(11,525)	23,373	30,199	(12,392)	17,807	425,585	(140,549)	285,036

Total	77,953	(33,102)	44,851	72,492	(31,508)	40,984	950,646	(403,683)	546,963

Other intangible assets not subject to amortization			13,102			12,987			159,781

Total other intangible assets			¥57,953			¥53,971			$706,744

Net carrying amounts of other in intangible assets subject to amortization mainly consist of customer relationships of ¥1,121 million ($13,671 thousand) and technology assets of ¥5,335 million ($65,061 thousand) resulting from the acquisition of additional shares of Gigaphoton for the fiscal year ended March 31, 2012 and customer relationships of ¥10,958 million ($133,634 thousand) and technology assets of ¥3,500 million ($42,683 thousand) resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.

For the fiscal year ended March 31, 2011, Komatsu recognized an impairment loss of ¥2,744 million related to the software to be disposed of in the construction, mining and utility equipment segment. This impairment loss was recognized based on the difference by which the carrying value of the software exceeds the fair value less cost to dispose of.

The aggregate amortization expense of other intangible assets subject to amortization for the year ended March 31, 2012, 2011 and 2010 were ¥8,499 million ($103,646 thousand), ¥8,149 million and ¥8,633 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2013	¥8,112
2014	6,108
2015	4,844
2016	3,434
2017	2,618

The changes in carrying amounts of goodwill for the year ended March 31, 2012 and 2011 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2010
Goodwill	¥24,346	¥13,943	¥38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)
Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

	Thousands of U.S. dollars
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	$293,878	$170,024	$463,902
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$194,134	$163,439	$357,573

Goodwill acquired during the year	15,585	13,183	28,768
Foreign exchange impact	(5,427)	—	(5,427)
Other	—	(73)	(73)
Balance at March 31, 2012
Goodwill	304,036	183,134	487,170
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$204,292	$176,549	$380,841